UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22535

ARES DYNAMIC CREDIT ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

2000 Avenue of the Stars, 12th Floor

Los Angeles, California 90067

(Address of principal executive offices) (zip code)

Daniel J. Hall

2000 Avenue of the Stars, 12th Floor

Los Angeles, California 90067

(Name and address of agent for service)

Copy to:

P. Jay Spinola, Esq.

Willkie Farr & Gallagher, LLP

787 Seventh Avenue

New York, New York 10019

Registrant’s telephone number, including area code:  (310) 201-4100

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2018 - June 30, 2019

Item 1. Proxy Voting Record.

Ares Dynamic Credit Allocation Fund, Inc. did not hold any securities with respect to which it was entitled to vote during the period from July 1, 2018 through June 30, 2019.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ARES DYNAMIC CREDIT ALLOCATION FUND, INC.

By:	/s/ Seth J. Brufsky
Name:	Seth J. Brufsky
Title:	President and Chief Executive Officer

Date: August 6, 2019